Cash generated from operations - Schedule of Cash Generated from Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Cash Generated From Operations Abstract
Loss before income tax	¥ (24,719)	¥ (1,347)	¥ (55,058)
Finance income	(138)	(404)	(78)
Finance costs	8,749	8,717	14,474
Amortisation of intangible assets (Note 15)	594	627	574
Depreciation of property, plant and equipment (Note 12)	58,294	65,337	65,323
Loss on disposal of property, plant and equipment	5,428	4,060	1,981
Gain on early termination of lease	(6,851)	0	0
Fair value loss of investment properties	31	(12,147)	154
Fair value loss of convertible note	0	0	116
Convertible note convert into shares	0	0	(20,420)
Share-based payment	0	0	7,514
Expire of convertible note	0	1,817	0
Impairment for goodwill	500	0	0
Loss on disposal of associates	0	0	220
Loss on disposal of subsidiaries (Note 26)	0	0	4,860
Loss on liquidation of subsidiaries	0	0	373
Loss on ceased operation of subsidiaries	7,196	2,106	813
Total before changes in working capital	49,084	68,766	20,846
Changes in working capital:
- Inventories	(3,979)	674	12,272
- Trade receivables	1,597	1,115	(3,966)
- Other receivables, deposits and prepayments	(21,080)	(1,251)	3,088
- Restricted bank balances	(4,090)	(1,012)	0
- Trade payables	(12,189)	5,971	28,019
- Accruals, other payables and provisions	(12,746)	5,040	(9,283)
- Contract liabilities	(7,415)	889	23,330
Cash flow from operating activities	¥ (10,818)	¥ 80,192	¥ 74,306